Consolidated Statements of Preferred Shares and Shareholders' Equity/(Deficit) ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)	Equity Shares [Member] INR (₨)	Equity Shares [Member] USD ($)	Additional Paid in Capital [Member] INR (₨)	Additional Paid in Capital [Member] USD ($)	Accumulated Other Comprehensive Income [Member] INR (₨)	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Deficit [Member] INR (₨)	Accumulated Deficit [Member] USD ($)	Total APGL Shareholders' Deficit [Member] INR (₨)	Total APGL Shareholders' Deficit [Member] USD ($)	Non-Controlling Interest [Member] INR (₨)	Non-Controlling Interest [Member] USD ($)	Compulsorily Convertible Preferred Shares [Member] INR (₨)	Series I CCPS [Member] INR (₨)
Beginning Balance at Mar. 31, 2016															₨ 9,733,272
Issuance of Series I CCPS																₨ 1,658,166
Accretion of CCPS															235,852
Net (loss)/profit	₨ (1,191,569)								₨ (1,172,645)		₨ (1,172,645)		₨ (18,924)
Other comprehensive loss	11,519						₨ 11,519				11,519
Conversion of CCD and CCPS	15,358,230		₨ 738		₨ 15,357,492						15,358,230				₨ (11,627,290)
Sale of stake in subsidiary	1,337,964				12,527				1,454		13,981		1,323,983
Share based compensation	13,774				13,774						13,774
Proceeds from issuance of equity shares	6,714,643		267		6,714,376						6,714,643
Beginning Balance at Mar. 31, 2016	(7,437,777)		68		(2,958,166)		28,807		(4,508,156)		(7,437,447)		(330)
Accretion of CCPS	(235,852)				(235,852)						(235,852)
Accretion of redeemable non-controlling interest	(44,073)								(44,073)		(44,073)
Ending Balance at Mar. 31, 2017	14,526,859		1,073		18,904,151		40,326		(5,723,420)		13,222,130		1,304,729
Net (loss)/profit	(1,022,229)								(820,682)		(820,682)		(201,547)
Investment in subsidiary	(17,765)				55,173				(62,824)		(7,651)		(10,114)
Other comprehensive loss	(334,998)						(334,998)				(334,998)
Sale of stake in subsidiary	64,610								(234)		(234)		64,844
Share based compensation	25,060				25,060						25,060
Proceeds from issuance of equity shares	20,223		3		20,220						20,223
Accretion of redeemable non-controlling interest	(6,397)								(6,397)		(6,397)
Ending Balance at Mar. 31, 2018	13,275,449		1,076		19,004,604		(294,672)		(6,593,471)		12,117,537		1,157,912
Transition impact | ASC 742 [Member]	20,086								20,086		20,086
Net (loss)/profit	138,493	$ 2,002							78,399		78,399		60,094
Impact on buy back of stake in subsidiary(note 2 (y))	(1,474,454)				(572,805)						(572,805)		(901,649)
Other comprehensive loss	(452,873)						(452,873)				(452,873)
Share based compensation	82,699				82,699						82,699
Proceeds from issuance of equity shares	13,609,522		697		13,608,825						13,609,522
Impact of change in non-controllinginterest					63,283				(14,438)		48,845		(48,845)
Ending Balance at Mar. 31, 2019	25,397,251	$ 367,225	₨ 1,773	$ 26	₨ 32,186,606	$ 465,393	₨ (747,545)	$ (10,809)	(6,311,095)	$ (91,253)	25,129,739	$ 363,357	₨ 267,512	$ 3,868
Transition impact | ASC 606 [Member]	₨ 218,415								₨ 218,415		₨ 218,415